Goodwill and intangible assets with indefinite useful lives - Summary of goodwill and brands by segment and former segment (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	€ 31,738	€ 29,921	[1]	€ 6,327
Goodwill
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	15,507	14,375		4,364
Goodwill | North America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	10,790	10,180
Goodwill | Enlarged Europe
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	2,092	2,040
Goodwill | Middle East & Africa
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0	0
Goodwill | South America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	1,461	1,287
Goodwill | China and India & Asia Pacific
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	185	199
Goodwill | Maserati
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	514	514
Goodwill | Other activities
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	465	155
Brands
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	16,212	15,527		€ 1,945
Brands | North America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	12,220	11,509
Brands | Enlarged Europe
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	3,021	3,047
Brands | Middle East & Africa
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0	0
Brands | South America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0	0
Brands | China and India & Asia Pacific
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0	0
Brands | Maserati
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	971	971
Brands | Other activities
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	€ 0	€ 0

[1]	Refer to Note 3, Scope of consolidation